MFA 2023-NQM1 Trust ABS-15G

Exhibit 99.3

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	1000001		12951365	XXXX	07/26/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XX is greater than Guideline total cash-out of $500,000.00.	Guidelines allow for $500,000 max cash out unless an exception is made for the LTV to be lower than 75%. Please provide a copy of that exception.	FICO score above minimum by 20 points or greater. FICO: XXX DTI below max by 5% or greater. DTI: 34.37% XX% LTV < 80% guideline max.		Originator Originator Originator	Reviewer Comment (2019-07-26): Waived with comp factors			06/17/2019	2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	1000001		12951388	XXXX	07/26/2019	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The LO Originator Compensation Disclosure was not located in the file				Reviewer Comment (2019-07-26): Client elects to waive. Non-material exception.			05/21/2019	2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	1000001	12951390	XXXX	07/26/2019	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	The estimated Escrow payment is $XX/mo.. The non escrow costs are shown higher on CD that what actual HOA cost is	Reviewer Comment (2019-07-26): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured

Reviewer Comment (2019-07-26): Reopen

Buyer Comment (2019-07-26): pccd was done previously but just uploaded XX/XX.  need reviewed since it was sent within 60 days

Reviewer Comment (2019-07-26): AMC received PCCD and LOE however the 60 day window to cure from discovery date (XX/XX/XXXX) has passed. Unable to cure.

Buyer Comment (2019-07-26): non escrowed property costs are:
hoa: XXXX
eoi: XXXX
total annual non escrowed costs=XXXX

Reviewer Comment (2019-07-26): Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XX. Non-Escrowed HOA Dues are $XX.00 per month, which equates to calculated Escrowed Property Costs over Year 1 of $XX. A Letter of Explanation to the borrower and Corrected Closing Disclosure are required to cure this exception.
																			07/01/2019		2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	1000001		12951421	XXXX	07/26/2019	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/XXXX)	CD shows it will not allow for assumption but note is assumable				Buyer Comment (2019-07-26): waive			06/17/2019	2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	1000000		13886509	XXXX	08/13/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XX is greater than Guideline total cash-out of $500,000.00.	Borrowers received $XX cash back at closing, which exceeds the Full Doc guideline maximum of $500,000.00. File is missing the lender's approved exception for excessive cash out with verified compensating factors.	Borrower has residual income of $XX XX months reserves > 6 months guideline minimum		Originator Originator	Reviewer Comment (2019-08-16): Client approved exception to allow cash back of $XX, which exceeds the guideline maximum cash out of $500,000.00.			08/16/2019	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	1000000	13886510	XXXX	08/13/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 426.38347% exceeds Guideline total debt ratio of 50.00000%.	Per XX Income calculation Analysis, the borrowers were qualified with Asset Depletion income of $XX and a DTI of 51.09% calculated using cash-out proceeds from the subject cash-out refinance. In addition, the cash out was depleted over 60 months. Per XX Underwriting and Full Doc guidelines, cash out is not on the list of acceptable assets allowed to be depleted and assets are to be depleted over 120 months. Using the allowable assets verified in the file results in an income of $XX and a DTI of 426.38%.

A client approved exception with verified compensating factors related to the borrower's ability to repay to allow 1) cash out to be used for depletion and 2) to allow a depletion period of only 60 months is required to waive this exception.

													In addition, the lender approved DTI of 51.09% will also require a separate client approved exception with verified compensating factors related to the borrower's ability to repay to allow a DTI above 50%.	Borrower has residual income of $XX XX months reserves > 6 months guideline minimum		Originator Originator	Reviewer Comment (2019-09-02): Client approved exception to allow a DTI of 53.27% which exceeds the guideline max of 50.00%. Reviewer Comment (2019-08-16): Received client approved exception to allow cash out to be used for asset depletion. Per XX income worksheet, lender used cash out proceeds of $XX however, the final CD verifies the net cash out is $XX, which results in a DTI of 53.27%. A new client client approved exception with verified compensating factors related to the borrower's ability to repay is required to allow the DTI of 53.27% and waive this exception.			09/02/2019	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	1000000	13886514	XXXX	08/16/2019	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.09450% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exception was revised to moderately exceeding after client exception was received.	Borrower has residual income of $XX XX months reserves > 6 months guideline minimum	Originator Originator	Reviewer Comment (2019-09-02): Client approved exception to allow a DTI of 53.27% which exceeds the guideline max of 50.00%.

Buyer Comment (2019-08-19): Please see response under "Investor total qualifying debt ratio discrepancy" tab.

Reviewer Comment (2019-08-16): Received client approved exception to allow cash out to be used for asset depletion. Per XX income worksheet, lender used cash out proceeds of $XX however, the final CD verifies the net cash out is $1,451,746.70, which results in a DTI of 53.27%. A new client client approved exception with verified compensating factors related to the borrower's ability to repay is required to allow the DTI of 53.27% and waive this exception.
																				09/02/2019	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	1000002		16685511	XXXX	02/26/2020	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XX is less than Guideline minimum loan amount of $400,000.00.	Granted by Lender: Loan amount below guideline minimums. Residual income below guideline minimums	The representative FICO score exceeds the guideline minimum by at least 40 points. The refinance has decresed the borrower's monthly debt payments by 20% or more. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00. Borrower has owned the subject property for at least 5 years. Borrower has been employed in the same industry for more than 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	LTV of XX% is less than Maximum LTV of 85% required per Guidelines	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC,Originator	Reviewer Comment (2020-03-02): Lender deviation provided.			03/02/2020	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	1000005		16685563	XXXX	02/14/2020	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to using Assets Only program.				Buyer Comment (2020-02-18): We acknowledge this condition and choose to waive Reviewer Comment (2020-02-14): Regraded to EV2-B, XX program			02/18/2020	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	B	A	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	1000005		16685564	XXXX	02/14/2020	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Qualification Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Due to using Assets Only program.				Buyer Comment (2020-02-18): We acknowledge this condition and choose to waive			02/18/2020	2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Non QM	ATR Risk	No